Real Estate Index Portfolio
Schedule of Investments (unaudited)
As of September 30, 2025
The portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The portfolio’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Equity Real Estate Investment Trusts (REITs) (90.3%)
Data Center REITs (8.9%)
	Equinix Inc.	72,278	56,611
	Digital Realty Trust Inc.	248,855	43,022
			99,633
Diversified REITs (2.0%)
	WP Carey Inc.	161,803	10,933
	Essential Properties Realty Trust Inc.	145,939	4,343
	Broadstone Net Lease Inc.	139,748	2,497
	Global Net Lease Inc.	148,783	1,210
	Alexander & Baldwin Inc.	53,618	975
	American Assets Trust Inc.	36,106	734
	Gladstone Commercial Corp.	34,358	423
	Armada Hoffler Properties Inc.	59,164	415
	CTO Realty Growth Inc.	24,336	397
	NexPoint Diversified Real Estate Trust	25,669	95
			22,022
Health Care REITs (14.7%)
	Welltower Inc.	483,200	86,077
	Ventas Inc.	333,521	23,343
	Healthpeak Properties Inc.	513,337	9,830
	Alexandria Real Estate Equities Inc.	115,047	9,588
	Omega Healthcare Investors Inc.	213,829	9,028
	CareTrust REIT Inc.	162,772	5,645
	American Healthcare REIT Inc.	117,840	4,951
	Healthcare Realty Trust Inc. Class A	246,701	4,448
	Sabra Health Care REIT Inc.	175,844	3,278
	National Health Investors Inc.	34,508	2,743
[1]	Medical Properties Trust Inc.	377,433	1,914
	LTC Properties Inc.	33,914	1,250
	Sila Realty Trust Inc.	40,655	1,020
	Diversified Healthcare Trust	124,476	549
	Universal Health Realty Income Trust	9,718	381
	Community Healthcare Trust Inc.	20,924	320
	Global Medical REIT Inc.	9,383	316
			164,681
Hotel & Resort REITs (2.0%)
	Host Hotels & Resorts Inc.	512,558	8,724
	Ryman Hospitality Properties Inc.	44,213	3,961
	Apple Hospitality REIT Inc.	166,869	2,004
	Park Hotels & Resorts Inc.	147,791	1,637
	Sunstone Hotel Investors Inc.	139,787	1,310
	DiamondRock Hospitality Co.	152,735	1,216
	Xenia Hotels & Resorts Inc.	73,050	1,002
	Pebblebrook Hotel Trust	87,868	1,001
	RLJ Lodging Trust	111,925	806
	Summit Hotel Properties Inc.	82,859	455
	Service Properties Trust	116,770	316
	Chatham Lodging Trust	34,388	231
			22,663
Industrial REITs (9.8%)
	Prologis Inc.	640,644	73,366
	Rexford Industrial Realty Inc.	174,886	7,190
	EastGroup Properties Inc.	38,802	6,568
	First Industrial Realty Trust Inc.	97,831	5,035
	STAG Industrial Inc.	137,897	4,866
	Terreno Realty Corp.	76,346	4,333
	Americold Realty Trust Inc.	199,887	2,447
	Lineage Inc.	50,729	1,960
	LXP Industrial Trust	218,614	1,959
	Innovative Industrial Properties Inc.	20,746	1,112
	Plymouth Industrial REIT Inc.	30,288	676

		Shares	Market Value ($000)
	One Liberty Properties Inc.	12,765	282
			109,794
Multi-Family Residential REITs (7.7%)
	AvalonBay Communities Inc.	105,195	20,321
	Equity Residential	266,700	17,264
	Essex Property Trust Inc.	47,573	12,733
	Mid-America Apartment Communities Inc.	86,491	12,085
	UDR Inc.	232,543	8,665
	Camden Property Trust	78,941	8,429
	Independence Realty Trust Inc.	172,767	2,832
	Elme Communities	65,030	1,096
	Veris Residential Inc.	61,918	941
	Apartment Investment & Management Co. Class A	99,756	791
	Centerspace	12,355	728
	NexPoint Residential Trust Inc.	15,835	510
	BRT Apartments Corp.	8,494	133
			86,528
Office REITs (3.3%)
	BXP Inc.	111,138	8,262
	Vornado Realty Trust	120,556	4,886
	Cousins Properties Inc.	124,095	3,591
	Kilroy Realty Corp.	83,037	3,508
	SL Green Realty Corp.	52,480	3,139
	Highwoods Properties Inc.	79,680	2,535
	COPT Defense Properties	83,423	2,424
	Douglas Emmett Inc.	123,757	1,927
	JBG SMITH Properties	54,050	1,203
*	Paramount Group Inc.	129,260	845
	Piedmont Realty Trust Inc.	91,741	826
	Empire State Realty Trust Inc. Class A	104,949	804
*	Hudson Pacific Properties Inc.	279,701	772
	Easterly Government Properties Inc. Class A	31,439	721
	Brandywine Realty Trust	127,583	532
	Peakstone Realty Trust	27,133	356
	NET Lease Office Properties	10,373	308
			36,639
Other Specialized REITs (6.8%)
	VICI Properties Inc. Class A	780,789	25,462
	Iron Mountain Inc.	218,009	22,224
	Gaming & Leisure Properties Inc.	203,068	9,465
	Lamar Advertising Co. Class A	65,000	7,957
	EPR Properties	56,206	3,261
	Millrose Properties Inc.	91,165	3,064
	Outfront Media Inc.	104,938	1,922
	Four Corners Property Trust Inc.	74,268	1,812
	Safehold Inc.	34,398	533
	Farmland Partners Inc.	32,177	350
	Gladstone Land Corp.	25,356	232
			76,282
Retail REITs (13.8%)
	Simon Property Group Inc.	241,188	45,264
	Realty Income Corp.	667,279	40,564
	Kimco Realty Corp.	499,871	10,922
	Regency Centers Corp.	127,423	9,289
	Brixmor Property Group Inc.	226,145	6,260
	Federal Realty Investment Trust	60,548	6,134
	Agree Realty Corp.	84,619	6,011
	NNN REIT Inc.	138,883	5,912
	Kite Realty Group Trust	162,424	3,622
	Macerich Co.	186,706	3,398
	Phillips Edison & Co. Inc.	92,667	3,181
	Tanger Inc.	83,666	2,831
	Acadia Realty Trust	96,786	1,950
	Urban Edge Properties	92,938	1,902
	InvenTrust Properties Corp.	57,351	1,641
	Curbline Properties Corp.	69,983	1,561
	NETSTREIT Corp.	60,391	1,091
	Getty Realty Corp.	38,990	1,046

		Shares	Market Value ($000)
	Alexander's Inc.	1,696	398
	Whitestone REIT	31,960	393
	CBL & Associates Properties Inc.	11,389	348
	Saul Centers Inc.	9,844	314
	SITE Centers Corp.	34,793	314
*,2	Spirit MTA REIT	42,040	4
			154,350
Self-Storage REITs (5.7%)
	Public Storage	116,663	33,698
	Extra Space Storage Inc.	156,803	22,100
	CubeSmart	168,435	6,849
	National Storage Affiliates Trust	53,720	1,623
			64,270
Single-Family Residential REITs (3.8%)
	Invitation Homes Inc.	430,258	12,619
	Sun Communities Inc.	94,314	12,167
	American Homes 4 Rent Class A	245,735	8,171
	Equity LifeStyle Properties Inc.	134,205	8,146
	UMH Properties Inc.	59,180	879
			41,982
Telecom Tower REITs (10.1%)
	American Tower Corp.	345,910	66,526
	Crown Castle Inc.	321,767	31,047
	SBA Communications Corp.	79,397	15,351
			112,924
Timber REITs (1.7%)
	Weyerhaeuser Co.	535,927	13,286
	Rayonier Inc.	109,365	2,902
	PotlatchDeltic Corp.	55,187	2,249
			18,437
Total Equity Real Estate Investment Trusts (REITs) (Cost $1,081,964)			1,010,205
Real Estate Management & Development (9.2%)
Diversified Real Estate Activities (0.2%)
	St. Joe Co.	27,991	1,385
*	Tejon Ranch Co.	14,879	238
	RMR Group Inc. Class A	11,759	185
			1,808
Real Estate Development (0.2%)
*	Howard Hughes Holdings Inc.	24,113	1,981
*	Forestar Group Inc.	15,012	399
			2,380
Real Estate Operating Companies (0.1%)
	Landbridge Co. LLC Class A	13,966	745
	Kennedy-Wilson Holdings Inc.	81,589	679
*	Seritage Growth Properties Class A	24,827	105
			1,529
Real Estate Services (8.7%)
*	CBRE Group Inc. Class A	220,277	34,707
*	CoStar Group Inc.	311,740	26,302
*	Jones Lang LaSalle Inc.	35,083	10,465
*	Zillow Group Inc. Class C	121,943	9,396
*,1	Opendoor Technologies Inc.	484,881	3,864
*	Compass Inc. Class A	346,852	2,785
*	Cushman & Wakefield plc	171,077	2,724
*	Zillow Group Inc. Class A	36,409	2,710
	Newmark Group Inc. Class A	107,263	2,000
*	Anywhere Real Estate Inc.	74,156	785
	eXp World Holdings Inc.	69,061	736
	Marcus & Millichap Inc.	18,655	548
			97,022
Total Real Estate Management & Development (Cost $87,921)			102,739

		Coupon	Shares	Market Value ($000)
Temporary Cash Investments (0.5%)
Money Market Fund (0.5%)
[3,4]	Vanguard Market Liquidity Fund (Cost $5,717)	4.180%	57,171	5,717
Total Investments (100.0%) (Cost $1,175,602)				1,118,661
Other Assets and Liabilities—Net (0.0%)				(431)
Net Assets (100%)				1,118,230
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $1,849.
2	Security value determined using significant unobservable inputs.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Collateral of $2,104 was received for securities on loan.
REIT—Real Estate Investment Trust.

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Prologis Inc.	8/31/2026	BANA	5,120	(4.236)	62	—
1	Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/paid monthly.
BANA—Bank of America, N.A.

A.  Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the portfolio's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B.  Futures Contracts: The portfolio uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The portfolio may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the portfolio trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the portfolio’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability). The portfolio had no open futures contracts at September 30, 2025.
C.  Swap Contracts: The portfolio has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the portfolio’s target index. Under the terms of the swaps, the portfolio receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The portfolio also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the portfolio generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the portfolio. The portfolio’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The portfolio mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the portfolio cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the portfolio may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the portfolio under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the portfolio's net assets decline below a certain level, triggering a payment by the portfolio if the portfolio is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the portfolio has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
D.  Various inputs may be used to determine the value of the portfolio’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the portfolio's investments and derivatives as of September 30, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	1,112,940	—	4	1,112,944
Temporary Cash Investments	5,717	—	—	5,717
Total	1,118,657	—	4	1,118,661

Derivative Financial Instruments
Assets
Swap Contracts	—	62	—	62